Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Current income tax charge	$ (125,786)	$ (49,291)	$ (41,927)
Deferred income tax charge (Note 18)	(44,688)	(17,980)	(5,936)
Income tax	$ (170,474)	$ (67,271)	$ (47,863)